Restrictions on Cash and Due from Banks - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Minimum Average Reserve Balances Required By Banking Regulators	$ 45	$ 78
Balances held at the central banks and other financial institutions	$ 41,600	$ 23,000